TRADE AND OTHER RECEIVABLES - NET	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES - NET
TRADE AND OTHER RECEIVABLES - NET

6.   TRADE AND OTHER RECEIVABLES - NET

The breakdown of trade and other receivables is as follows:

	2021	2022
Trade receivables	16,312	16,202
Allowance for expected credit losses	(7,802)	(7,568)
Net	8,510	8,634
Other receivables	446	500
Allowance for expected credit losses	(251)	(239)
Net	195	261
Total trade and other receivables	8,705	8,895

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2021	2022
State-owned enterprises	1,336	1,985
Government agencies	679	675
PT Indonusa Telemedia ("Indonusa")	439	385
PT Indosat Tbk. ("Indosat")	148	175
Others (each below Rp100 billion)	176	156
Total	2,778	3,376
Allowance for expected credit losses	(1,400)	(1,367)
Net	1,378	2,009

(ii)  Third parties

	2021	2022
Individual and business subscribers	12,644	11,842
Overseas international carriers	890	984
Total	13,534	12,826
Allowance for expected credit losses	(6,402)	(6,201)
Net	7,132	6,625

b.    By age

(i)   Related parties

	2021	2022
Up to 3 months	1,319	1,841
3 to 6 months	238	267
More than 6 months	1,221	1,268
Total	2,778	3,376
Allowance for expected credit losses	(1,400)	(1,367)
Net	1,378	2,009

(ii)  Third parties

	2021	2022
Up to 3 months	6,753	6,797
3 to 6 months	686	397
More than 6 months	6,095	5,632
Total	13,534	12,826
Allowance for expected credit losses	(6,402)	(6,201)
Net	7,132	6,625

(iii)  Aging of total trade receivables

	2021			2022
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	5,625	532	9.5%	6,964	399	5.7%
Past due up to 3 months	2,447	328	13.4%	1,674	349	20.8%
Past due more than 3 to 6 months	924	253	27.4%	664	222	33.4%
Past due more than 6 months	7,316	6,689	91.4%	6,900	6,598	95.6%
Total	16,312	7,802		16,202	7,568

The Group has made allowance for expected credit losses based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history, adjusted for forward-looking factors specific from the customers and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2021 and 2022, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp3,417 billion and Rp2,069 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

(i)   Related parties

	2021	2022
Rupiah	2,777	3,369
U.S. Dollar	1	7
Total	2,778	3,376
Allowance for expected credit losses	(1,400)	(1,367)
Net	1,378	2,009

(ii)  Third parties

	2021	2022
Rupiah	11,838	11,345
U.S. Dollar	1,606	1,352
Singapore Dollar	56	89
Others (each below Rp100 billion)	34	40
Total	13,534	12,826
Allowance for expected credit losses	(6,402)	(6,201)
Net	7,132	6,625

d.    Movements in the allowance for expected credit losses

	2021	2022
Beginning balance	8,360	7,802
Allowance for expected credit losses	474	567
Receivables written off	(1,032)	(801)
Ending balance	7,802	7,568

The receivables written-off relate to both related party and third party trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2021 and 2022, certain trade receivables of the subsidiaries amounting to Rp2,330 billion and Rp1,129 billion, respectively, have been pledged as collateral under lending agreements (Notes 19a and 20c).